GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Revenue by Geographic Area
Revenues based on the channel partners’ location:

	Year ended December 31,
	2010	2011	2012
Americas, principally U.S.	$479,692	$553,843	$603,605
Europe	440,620	488,632	501,547
Asia, Middle-East and Africa	177,556	204,511	237,543

	$1,097,868	$1,246,986	$1,342,695

Summary of Long-Lived Assets by Geographic Area
Long-lived assets:

	December 31,
	2011	2012
U.S.	$202,461	$201,147
Israel	92,610	89,907
Sweden	494,895	492,301
Rest of the world	787	704

	$790,753	$784,059

Summary of Financial Income, Net
Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:
Interest income	$53,567	$68,351	$73,711
Realized gain on sale of marketable securities	974	672	1,436
Foreign currency re-measurement gain and others	—	14	873

	54,541	69,037	76,020

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	14,428	28,092	33,784
Foreign currency re-measurement loss	2,808	—	—
Others	7,141	1,922	1,904

	24,377	30,014	35,688

	$30,164	$39,023	$40,332